Maturity analysis of assets and liabilities (Detail] - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Total financial assets measured at amortized cost	$ 1,189,773	$ 727,568
Amounts due from banks	21,161	14,792
Loans and advances to customers	639,844	387,220
Other financial assets measured at amortized cost	65,498	53,264
Total financial assets measured at fair value through profit or loss	470,773	335,347
Financial assets at fair value not held for trading	104,018	59,796
Financial assets measured at fair value through other comprehensive income	2,233	2,239
Total non-financial assets	54,500	39,200
Total assets	1,717,246	1,104,364	$ 1,117,182
Liabilities
Total financial liabilities measured at amortized cost	1,177,633	701,481
Customer deposits	792,029	525,051
Debt issued measured at amortized cost	237,817	114,621
Total financial liabilities measured at fair value through profit or loss	426,635	333,381
Debt issued designated at fair value	128,289	73,638
Total non-financial liabilities	26,300	12,300
Total liabilities	1,630,607	1,047,146
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	91,600	40,000
Guarantees	46,300	22,400
Forward starting reverse repurchase and securities borrowing agreements	18,400	3,800
Irrevocable committed prolongation of existing loans	4,600	4,700
Total	161,000	70,900
of which: Credit Suisse
Assets
Other financial assets measured at amortized cost	11,378
Total assets	583,197
Liabilities
Customer deposits	236,049
Total financial liabilities measured at fair value through profit or loss	98,519
Debt issued designated at fair value	37,200
Total liabilities	475,670
Guarantees, commitments and forward starting transactions
Total	70,100
Due within 1 month
Assets
Total financial assets measured at amortized cost	645,900	422,600
Amounts due from banks	18,800	13,400
Loans and advances to customers	177,900	139,400
Other financial assets measured at amortized cost	12,300	8,700
Total financial assets measured at fair value through profit or loss	417,600	300,200
Financial assets at fair value not held for trading	50,800	24,600
Financial assets measured at fair value through other comprehensive income	100	300
Total non-financial assets	12,300	7,600
Total assets	1,075,900	730,700
Liabilities
Total financial liabilities measured at amortized cost	748,700	521,900
Customer deposits	618,200	463,000
Debt issued measured at amortized cost	10,100	6,600
Total financial liabilities measured at fair value through profit or loss	308,300	265,900
Debt issued designated at fair value	17,000	9,300
Total non-financial liabilities	17,800	7,200
Total liabilities	1,074,700	795,100
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	90,700	39,300
Guarantees	46,300	22,400
Forward starting reverse repurchase and securities borrowing agreements	18,400	3,800
Irrevocable committed prolongation of existing loans	2,500	4,700
Total	157,900	70,100
Due within 1 month | of which: Credit Suisse
Assets
Total assets	346,400
Liabilities
Total liabilities	328,000
Guarantees, commitments and forward starting transactions
Total	70,100
Due between 1 and 3 months
Assets
Total financial assets measured at amortized cost	57,700	28,700
Amounts due from banks	1,100	700
Loans and advances to customers	34,000	16,300
Other financial assets measured at amortized cost	1,800	4,200
Total financial assets measured at fair value through profit or loss	12,200	10,000
Financial assets at fair value not held for trading	12,200	10,000
Financial assets measured at fair value through other comprehensive income	1,100	900
Total assets	71,000	39,600
Liabilities
Total financial liabilities measured at amortized cost	97,000	40,000
Customer deposits	76,500	28,300
Debt issued measured at amortized cost	14,700	8,800
Total financial liabilities measured at fair value through profit or loss	14,000	13,800
Debt issued designated at fair value	13,800	12,300
Total non-financial liabilities	4,500	3,000
Total liabilities	115,600	56,700
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	500	300
Irrevocable committed prolongation of existing loans	800
Total	1,400	300
Due between 1 and 3 months | of which: Credit Suisse
Assets
Total assets	37,500
Liabilities
Total liabilities	34,300
Guarantees, commitments and forward starting transactions
Total	0
Due between 3 and 12 months
Assets
Total financial assets measured at amortized cost	88,300	34,400
Amounts due from banks	800	600
Loans and advances to customers	77,500	28,300
Other financial assets measured at amortized cost	5,200	2,800
Total financial assets measured at fair value through profit or loss	9,900	7,800
Financial assets at fair value not held for trading	9,900	7,800
Financial assets measured at fair value through other comprehensive income	1,000	900
Total non-financial assets	200	200
Total assets	99,300	43,400
Liabilities
Total financial liabilities measured at amortized cost	115,100	49,600
Customer deposits	72,700	23,800
Debt issued measured at amortized cost	34,300	23,300
Total financial liabilities measured at fair value through profit or loss	30,000	16,300
Debt issued designated at fair value	28,800	15,900
Total non-financial liabilities	200
Total liabilities	145,300	65,900
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	400	400
Irrevocable committed prolongation of existing loans	1,300
Total	1,800	400
Due between 3 and 12 months | of which: Credit Suisse
Assets
Total assets	50,200
Liabilities
Total liabilities	40,600
Guarantees, commitments and forward starting transactions
Total	0
Due between 1 and 2 years
Assets
Total financial assets measured at amortized cost	125,600	78,700
Amounts due from banks	0	0
Loans and advances to customers	118,500	74,900
Other financial assets measured at amortized cost	6,300	3,000
Total financial assets measured at fair value through profit or loss	8,400	3,600
Financial assets at fair value not held for trading	8,400	3,600
Financial assets measured at fair value through other comprehensive income	100	100
Total non-financial assets	1,300
Total assets	135,300	82,400
Liabilities
Total financial liabilities measured at amortized cost	49,800	20,500
Customer deposits	15,900	7,500
Debt issued measured at amortized cost	31,100	11,900
Total financial liabilities measured at fair value through profit or loss	31,200	19,600
Debt issued designated at fair value	28,800	19,300
Total non-financial liabilities	300
Total liabilities	81,300	40,100
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	0	0
Irrevocable committed prolongation of existing loans	0
Total	0	0
Due between 1 and 2 years | of which: Credit Suisse
Assets
Total assets	32,700
Liabilities
Total liabilities	19,900
Guarantees, commitments and forward starting transactions
Total	0
Due between 2 and 5 years
Assets
Total financial assets measured at amortized cost	136,800	70,400
Amounts due from banks	300	0
Loans and advances to customers	116,600	55,500
Other financial assets measured at amortized cost	19,800	14,800
Total financial assets measured at fair value through profit or loss	12,600	9,900
Financial assets at fair value not held for trading	12,600	9,900
Financial assets measured at fair value through other comprehensive income	0	0
Total non-financial assets	1,200	2,000
Total assets	150,600	82,300
Liabilities
Total financial liabilities measured at amortized cost	88,700	35,100
Customer deposits	8,400	2,200
Debt issued measured at amortized cost	73,200	31,100
Total financial liabilities measured at fair value through profit or loss	18,000	7,300
Debt issued designated at fair value	15,900	6,900
Total non-financial liabilities	700
Total liabilities	107,400	42,400
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	0
Irrevocable committed prolongation of existing loans	0
Total	0
Due between 2 and 5 years | of which: Credit Suisse
Assets
Total assets	59,900
Liabilities
Total liabilities	27,300
Guarantees, commitments and forward starting transactions
Total	0
Due after 5 years
Assets
Total financial assets measured at amortized cost	135,500	92,700
Amounts due from banks	200	100
Loans and advances to customers	115,300	72,900
Other financial assets measured at amortized cost	20,000	19,700
Total financial assets measured at fair value through profit or loss	5,300	2,000
Financial assets at fair value not held for trading	5,300	2,000
Financial assets measured at fair value through other comprehensive income	0	0
Total non-financial assets	1,100	400
Total assets	142,000	95,100
Liabilities
Total financial liabilities measured at amortized cost	66,400	23,400
Customer deposits	300	300
Debt issued measured at amortized cost	62,500	21,900
Total financial liabilities measured at fair value through profit or loss	25,200	10,500
Debt issued designated at fair value	24,000	10,000
Total non-financial liabilities	400
Total liabilities	91,900	33,900
Due after 5 years | of which: Credit Suisse
Assets
Total assets	44,200
Liabilities
Total liabilities	25,200
Perpetual / Not applicable
Assets
Total financial assets measured at fair value through profit or loss	4,800	1,900
Financial assets at fair value not held for trading	4,800	1,900
Total non-financial assets	38,400	29,000
Total assets	43,200	31,000
Liabilities
Total financial liabilities measured at amortized cost	12,000	11,100
Debt issued measured at amortized cost	12,000	11,100
Total non-financial liabilities	2,500	2,100
Total liabilities	14,500	13,200
Perpetual / Not applicable | of which: Credit Suisse
Assets
Total assets	12,200
Liabilities
Total liabilities	300
of which: non-subordinated
Liabilities
Debt issued measured at amortized cost	220,200	98,600
of which: non-subordinated | Due within 1 month
Liabilities
Debt issued measured at amortized cost	7,600	4,600
of which: non-subordinated | Due between 1 and 3 months
Liabilities
Debt issued measured at amortized cost	14,700	8,800
of which: non-subordinated | Due between 3 and 12 months
Liabilities
Debt issued measured at amortized cost	31,800	23,300
of which: non-subordinated | Due between 1 and 2 years
Liabilities
Debt issued measured at amortized cost	30,800	9,500
of which: non-subordinated | Due between 2 and 5 years
Liabilities
Debt issued measured at amortized cost	72,800	30,600
of which: non-subordinated | Due after 5 years
Liabilities
Debt issued measured at amortized cost	62,500	21,900
of which: subordinated
Liabilities
Debt issued measured at amortized cost	17,600	16,000
of which: subordinated | Due within 1 month
Liabilities
Debt issued measured at amortized cost	2,500	2,000
of which: subordinated | Due between 3 and 12 months
Liabilities
Debt issued measured at amortized cost	2,500
of which: subordinated | Due between 1 and 2 years
Liabilities
Debt issued measured at amortized cost	300	2,400
of which: subordinated | Due between 2 and 5 years
Liabilities
Debt issued measured at amortized cost	300	500
of which: subordinated | Due after 5 years
Liabilities
Debt issued measured at amortized cost	0
of which: subordinated | Perpetual / Not applicable
Liabilities
Debt issued measured at amortized cost	$ 12,000	$ 11,100